Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
Schedule of components of lease cost

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Short-term Lease Cost	$45,501	$35,250	$133,086	$105,750

	December 31,	December 31,
	2023	2022
Amortization of ROU Assets – Finance Leases	$5,160	$9,305
Interest on Lease Liabilities – Finance Leases	294	1,886
Short-term Lease Cost	141,000	125,700
Total Lease Cost	$146,454	$136,891

	December 31,	December 31,
	2023	2022
Finance lease ROU assets, gross	$33,662	$33,662
Accumulated amortization	(33,662)	(28,503)
Finance lease ROU assets, net	—	5,159
Finance lease liabilities, current portion	—	6,355
Finance lease liabilities, less current portion	—	—
Total financing lease liabilities	$—	$6,355

	December 31,	December 31,
	2023	2022
Weighted Average Lease Term – Finance Leases	0.00 year	0.61 year
Weighted Average Discount Rate – Finance Leases	0.00%	16.45%